Leases (Details) - Schedule of Balance Sheet Information Related to Leases - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Operating lease assets	$ 630,187	$ 746,973
Liabilities:
Operating lease liabilities	89,579	91,152
Operating lease liabilities	569,262	666,179
Total lease liabilities	$ 658,841	$ 757,331